Loans And Obligations - Additional Information (Detail) - BRL (R$)		12 Months Ended
	Aug. 15, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Entirety Of Loans And Obligations [Line Items]
Gain loss due to changes in fair value of contingent consideration		R$ 13,971,000	R$ 0	R$ 0
Vinci Solues de Investimentos Ltda [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Number of commercial notes issued	80,000
Debt instrument face value	R$ 80,000,000
Debt instrument issue price per note	R$ 1,000
Number of days after which the commercial notes are eligible for public distribution	90 days
Debt instrument term	5 years
Borrowings maturity	August 15, 2027
Percentage of Daily rates on the basis of which interest is calculated	100.00%
Borrowings terms of interest payment at beginning period	February 15, 2023
Vinci Solues de Investimentos Ltda [Member] | SPS Capital Gestao De Recursos Limited A [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Business combination consideration payable liabilities incurred		43,579,000
Vinci Solues de Investimentos Ltda [Member] | SPS Capital Gestao De Recursos Limited A [Member] | Two Thousand And Twenty Seven [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Business combination contingent consideration liabilities incurred		1,700,000
Vinci Solues de Investimentos Ltda [Member] | SPS Capital Gestao De Recursos Limited A [Member] | Contingent consideration [member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Gain loss due to changes in fair value of contingent consideration		R$ 13,971,000